Other Intangibles, Net	12 Months Ended
Dec. 31, 2016
Other Intangibles, Net [Abstract]
Other Intangibles, Net

10.  Other intangibles, net

Other intangibles consisted of the following as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Goodwill	$58,094	$58,094
Customer relationships, net	304,294	325,471
Contractual vendor intangible assets	21,019	38,775
Tradename and other intangible assets, net	13,694	38,666
	$397,101	$461,006

The following tables present details of customer relationships and tradename and other intangible assets and related accumulated amortization as of December 31, 2016 and 2015:

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(55,706)	$304,294
Tradename and other intangible assets	40,000	(26,306)	13,694
	$400,000	$(82,012)	$317,988

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(34,529)	$325,471
Tradename and other intangible assets	56,465	(17,799)	38,666
	$416,465	$(52,328)	$364,137

During the years ended December 31, 2016,  2015 and 2014, we recorded amortization expense for customer relationships and tradename and other intangible assets of $31.9 million, $33.7 million and $21.3 million, respectively.

During the years ended December 31, 2016 and 2015, we recognized impairment charges of $14.9 million and $24.8 million, respectively, of tradename and other intangible assets related to the downsizing of AeroTurbine. The amount was recorded in transaction, integration and restructuring related expenses in our Consolidated Income Statement. Please refer to Note 26—AeroTurbine restructuring for further details.

During the years ended December 31, 2016 and 2015, we utilized $17.8 million and $8.8 million, respectively, of contractual vendor intangible assets to reduce the cash outlay related to purchases of goods and services from our vendors.

As of December 31, 2016, the estimated future amortization expense for customer relationships and tradename and other intangible assets was as follows:

Estimated amortization expense
2017	$31,177
2018	24,871
2019	21,176
2020	21,176
2021	21,176
Thereafter	198,412
$317,988